U.S. Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         The Prudential Insurance Company of America
         The Prudential Individual Variable Contract Account
         Prudential Plaza
         Newark, New Jersey 07101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
         (X)
3.      Investment Company Act File Number:
         811-3622
           Securities Act File Number:
         2-80897
4(a).    Last Day of fiscal year for which this form is filed: December 31, 1998

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).(See Instructions A.2)
              (     )

Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c) .  Check box if this is the last time the issuer will be filing this Form.
             (      )


5. Calculation of registration fee:
(I) Aggregate  sale price of securities  sold during the fiscal year pursuant to section 24(f) $ 79,736,166

(II) Aggregate price of securities redeemed or repurchased during the fiscal year: $254,107,638

(III) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $145,884,000

(IV)  Total   available   redemption   credits  (add  Items  5(ii)  and  5(iii):
$399,991,638  (V) Net sales-if  Item 5(i) is greater  than Item 5(iv)  (subtract
Item 5(iv) from Item 5(i)):

(VI) Redemption credits available for use in future years -if Item 5(i) less than Item 5(iv) (subtract Item 5(iv) from Item 5(i)): $(320,255,472)

(VII)  Multiplier for determining  registration  fee (See  instructions  C.9): X
0.000278 (VIII) Registration fee due (multiply Item 5(v) by Item 5(vii))
(enter 0 if no fee is due ): -0-

6.      Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:_____0_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:______0_______.


7       Interest due-if this form is being filed more than 90 days after the
end of the issuer's fiscal year  (See instruction D):        -0-
8.    Total of the amount of the registration fee due plus any interest due
(line 5(viii) plus line 7):         -0-

9Date  the   registration   fee  and  any  interest  payment  was  sent  to  the
 Commission's lockbox depository:

                Method of Delivery:

                                               ( X )    Wire Transfer

                                               (    )     Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     _______________________________
         Dennis G. Sullivan
         Vice President

Date: _______________